Investment in Associate	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Investment in Associate
22	Investment in associate

	2021	2020
	RMB million	RMB million
Share of net assets	1,777	1,793

The movements in investments in associates were as follows:

	2021	2020
	RMB million	RMB million
At January 1	1,793	1,977
Additions	140	—
Share of results of associates	(97)	(82)
Share of revaluation on equity investments designated at fair value through other comprehensive income held by an associate	(7)	2
Dividend declared during the year	(21)	(104)
Disposal of associates	(31)	—

At December 31	1,777	1,793

Particulars of the principal associates, which are limited liability companies, are as follows:

	Place of establishment and operation and date of establishment	Registered capital		Attributable equity interest		Principal activities
Company name		2021 Million	2020 Million	2021	2020

Eastern Air Group Finance Co., Ltd. (“Eastern Air Finance Company”)	PRC/Mainland China December 6, 1995	RMB2,000	RMB2,000	25%	25%	Provision of financial services to group companies of CEA Holding
China Eastern Air Catering Investment Co., Ltd.	PRC/Mainland China November 17, 2003	RMB350	RMB350	45%	45%	Provision of air catering services
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. (“Shanghai P&W”) (note)	PRC/Mainland China March 28, 2008	USD40	USD40	51%	51%	Provision of aircraft, engine and other related component maintenance services
New Shanghai International Tower Co., Ltd.	PRC/Mainland China November 17, 1992	RMB167	RMB167	20%	20%	Property development provision and management services
Eastern Aviation Import & Export Co., Ltd. (“Eastern Import & Export”)	PRC/Mainland China June 9, 1993	RMB80	RMB80	45%	45%	Provision of aviation equipment and purchase of spare parts
Eastern Aviation Advertising Service Co., Ltd. (“Eastern Advertising”	PRC/Mainland China March 4, 1986	RMB200	RMB200	45%	45%	Provision of aviation advertising agency services
Shanghai Collins Aviation Maintenance Service Co., Ltd. (“Collins Aviation”)	PRC/Mainland China September 27, 2002	USD7	USD7	35%	35%	Provision of airline electronic product maintenance services
Shanghai Airlines Tours International (Group) Co., Ltd. (“Shanghai Airlines Tours”)	PRC/Mainland China August 29, 1992	RMB143	RMB143	35%	35%	Tour operations, travel and air ticketing agency and transportation
Note:
In 2008, the Company entered into an agreement with United Technologies International Corporation (“Technologies International”) to establish Shanghai P&W, in which the Company holds a 51% interest. According to the shareholder’s agreement, Technologies International has the power to govern the financial and operating policies and in this respect the Company accounts for Shanghai P&W as an associate.

The following table illustrates the aggregate financial information of the Group’s associates that were not individually material:

	2021	2020
	RMB million	RMB million
Share of the associates’ loss for the year	(97)	(82)
Share of the associates’ other comprehensive income	(7)	2

Share of the associates’ total comprehensive income	(104)	(80)
Aggregate carrying amount of the Group’s interests in the associates	1,777	1,793